SENIOR SECURED NOTE - RELATED PARTY AND OTHER RELATED PARTY TRANSACTIONS - Additional Information (Detail) - Plan Name [Domain] - Range [Domain] - USD ($)					1 Months Ended		12 Months Ended
	Nov. 04, 2014	Oct. 11, 2013	Feb. 11, 2011	Nov. 11, 2009	Oct. 11, 2013	Aug. 27, 2013	May. 31, 2015	May. 31, 2014	May. 31, 2013
Related Party Transaction [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, gross							600,000	1,300,000	1,000,000
Weighted average exercise price of options							$ 6.74	$ 8.51	$ 1.22
Share-based compensation arrangement by share-based payment award, award vesting rights								Some of these options vested 50% upon issuance and the remainder vest on their one year anniversary. Some options vest ratably over 2 years while some vest upon the achievement of certain benchmarks.	Some of these options vested 50% upon issuance and the remainder vest on their one year anniversary. Some options vest ratably over 2 years while some vest upon the achievement of certain benchmarks.
Share-based Compensation							$ 7,215,831	$ 7,228,008
Proceeds From Notes Payable							3,305,000	$ 1,000,000
Senior Secured Note
Related Party Transaction [Line Items]
Debt instrument, face amount		$ 9,000,000			$ 9,000,000
Secured note payable, interest rate		0.00%			3.00%
Debt instrument carrying amount		$ 9,219,366			$ 9,219,366
Proceeds from Repayments of secured debt		7,500,000			$ 7,500,000
Terms of consolidated note identical to secured notes					(a) the maturity date is September 1, 2015, which is after the latest maturity date of any of the Secured Notes; and (b) it provides for partial mandatory repayment in the event that the Company receives aggregate gross proceeds in excess of $7.5 million from a single or multiple “Liquidity Events” in an amount equal to twenty-five (25%) percent of such gross proceeds.
Consummation of equity financing, amount		$ 7,500,000			$ 7,500,000
Niobe Ventures LLC
Related Party Transaction [Line Items]
Notes Payable	$ 7,500,000
Niobe Ventures LLC | Note Modification Agreement [Member]
Related Party Transaction [Line Items]
Notes Payable	10,000,000
Proceeds From Notes Payable	10,000,000
Niobe Ventures LLC | Senior Secured Note
Related Party Transaction [Line Items]
Senior secured convertible promissory note						$ 2,000,000
Accrued interest on senior secured convertible promissory note						2,155,000
Debt instrument, face amount						$ 2,000,000	$ 9,000,000
Secured note payable, interest rate							0.00%
Debt Conversion, Converted Instrument, Shares Issued						9,369,565
Line of Credit Facility, Remaining Borrowing Capacity	5,000,000
Loans Payable	$ 300,000
Debt Instrument, Interest Rate, Stated Percentage	3.00%
Long-term Line of Credit							$ 3,305,000
Niobe Ventures LLC | Senior Secured Note | Credit Facility Agreement
Related Party Transaction [Line Items]
Senior secured convertible promissory note			$ 2,000,000
Senior secured convertible promissory note, conversion price per share			$ 0.23
Debt instrument, interest rate, effective percentage			3.00%
Restricted shares of common stock issued			8,695,652
Niobe Ventures LLC | Stock Purchase Agreement
Related Party Transaction [Line Items]
Additional working capital raised				$ 3,000,000
Common Stock issued, per share			$ 0.23	$ 0.23
Restricted shares of common stock issued, value			$ 2,000,000	$ 2,000,000
Restricted shares of common stock issued				8,695,652
Niobe Ventures LLC | Stock Purchase Agreement | Senior Secured Note
Related Party Transaction [Line Items]
Senior secured convertible promissory note			1,000,000	$ 1,000,000
Accrued interest on senior secured convertible promissory note			$ 37,500
Senior secured convertible promissory note, conversion price per share				$ 0.23
Shares of common stock issuable upon conversion of senior secured convertible promissory note			4,510,870
Mr. Elser
Related Party Transaction [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, gross							100,000
Weighted average exercise price of options							$ 6.00
Fair value of options							$ 625,000
Share-based Compensation							$ 625,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							5 years
Marco Elser [Member]
Related Party Transaction [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, gross								250,000
Weighted average exercise price of options								$ 9.00
Share-based compensation arrangement by share-based payment award, award vesting rights								vests 1/3 upon issuance, 1/3 on the 12 month anniversary date of issuance and 1/3 on May 4, 2016.
Fair value of options								$ 2,018,000
Share-based Compensation								$ 1,084,386
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								10 years
Kirk Warshaw [Member]
Related Party Transaction [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, gross							100,000
Weighted average exercise price of options							$ 6.00
Fair value of options							$ 625,000
Share-based Compensation							$ 625,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							5 years